Document and Entity Information	Oct. 24, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	CRITEO S.A.
Entity Incorporation, State or Country Code	I0
Entity File Number	001-36153
Entity Address, Address Line One	32, rue Blanche
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75009
Country Region	33
City Area Code	14
Local Phone Number	040 2290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576427
Amendment Flag	false